Note 6 - Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31, 2014	December 31, 2013
Land and improvements	$1,567,824	$1,549,059
Buildings	2,517,869	2,517,869
Water facilities, equipment, and other fixed assets
Water disposal and handling facilities	12,830,389	12,645,594
Fixed assets not yet in service	933,795	858,000
Transportation equipment	7,763,877	7,390,667
Other equipment	1,732,146	1,663,646
Furniture, fixtures & other	574,359	590,071
Assets held for sale	7,458,142	14,498,754
Total plant, equipment and other	31,292,708	37,646,732
Total fixed assets	35,378,401	41,713,660
Less: Accumulated depreciation	(5,525,331)	(4,721,312)
Net fixed assets	$29,853,070	$36,992,348

	2013	2012
Land and improvements	$1,549,059	$1,596,232
Buildings	2,517,869	2,584,201
Water facilities equipment and other fixed assets
Water disposal and handling facilities	12,645,595	15,981,366
Fixed assets not yet in service	858,000	11,002,911
Transportation equipment	7,390,668	8,246,376
Other equipment	1,663,645	1,663,646
Furniture, fixtures & other	590,070	733,893
Assets held for sale	12,523,754	—

Total plant, equipment and other	39,738,660	41,808,625

Biomass project, net of impairment (in 2012)	1,975,000	2,000,000

Total fixed assets	41,713,660	43,808,625
Less: Accumulated depreciation	(4,721,312)	(2,398,394)

Net fixed assets	$36,992,348	$41,410,231